Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Income tax effect on unrealized gains (losses) on hedging instruments	$ (7)	$ 4
Income tax effect on amortization of net loss and prior service cost previously recognized	18	16	21
Income tax effect on net prior service credit (costs) arising during the period	(1)	12	(1)
Income tax effect on net gain (loss) arising during the period	$ (87)	$ (97)	$ 13